UNITED STATES
						     SECURITIES AND EXCHANGE COMMISSION
							   Washington, D.C.  20549

								  Form 13F

							     FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Mercator Asset Management, LP
Address: 5200 Town Center Circle, Suite 550
	 Boca Raton, FL  33486

Form 13F File Number: 28-10630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Victoria E. Joh
Title:	Vice President & Chief Compliance Officer
Phone:	561-361-1079

Signature, Place, and Date of Signing:

Victoria E. Joh			Boca Raton, FL			1/12/10

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

							    FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total (x$1000): $312,135

List of Other Included Managers: 01  Pru Trust 028-13416
				Pru Trust files a 13F Notice only

        FORM 13F INFORMATION TABLE

NAME OF               TITLE OF    CUSIP       VALUE    SHARES/   SH/   PUT/    INVSTMT OTHER         VOTING AUTHORITY
ISSUER                   CLASS              (X$1000)   PRN AMT   PRN   CALL    DSCRETN MANAGERS  SOLE     SHARED      NONE

KB Financial Group Inc ADR COM   48241A105      3911      76909   SH            DEFINED	  01      76909                   0
Vale SA - SP - ADR         COM	 91912E105     73545    2533400	  SH            DEFINED	  01    2362800		     170600
HSBC Holdings PLC ADR	   COM   404280406    144703    2534642   SH            DEFINED   01    2364042              170600
Posco - ADR		   COM	 693483109      6699      51100   SH		DEFINED	  01	  51100			     0
SK Telecom Co Ltd. - ADR   COM	 78440P108     83277    5121597   SH		DEFINED	  01    4795113
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